EATON VANCE GROWTH TRUST
Two International Place
Boston, MA 02110
Telephone: (617) 482-8260
Telecopy: (617) 338-8054

CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Growth Trust (the“Registrant”) (1933 Act File No. 2-22019) certifies (a) that the form of each prospectus and statement of additional information dated January 1, 2012 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 125 (“Amendment No. 125”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 125 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-11-001393) on December 22, 2011:

Eaton Vance Asian Small Companies Fund
Eaton Vance Greater China Growth Fund
Eaton Vance Multi-Cap Growth Fund
Eaton Vance Richard Bernstein Equity Strategy Fund
Eaton Vance Worldwide Health Sciences Fund

EATON VANCE GROWTH TRUST

By: /s/ Maureen A. Gemma Maureen A. Gemma Secretary

Date: January 4, 2012